Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Operating lease liabilities	$ 7,067	$ 19,388
Total deferred tax assets	7,067	19,388
Deferred tax liabilities:
Right of use assets – operating lease	6,944	18,570
Total deferred tax liabilities	(6,944)	(18,570)
Deferred tax assets net	$ 123	$ 818